Calvert
International Equity Fund
June 30, 2021
Schedule of Investments (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Australia — 2.4%
CSL, Ltd.	102,964	$ 22,020,750
		$ 22,020,750
Belgium — 2.1%
KBC Group NV	243,994	$ 18,629,262
		$ 18,629,262
Denmark — 2.9%
Novo Nordisk A/S, Class B	309,904	$ 25,941,633
		$ 25,941,633
France — 14.7%
Alstom S.A.(1)	381,821	$19,291,789
Dassault Systemes SE	71,977	17,468,540
LVMH Moet Hennessy Louis Vuitton SE	28,793	22,650,209
Safran S.A.	158,698	22,024,572
Sanofi	253,445	26,627,585
Schneider Electric SE	162,763	25,658,698
		$133,721,393
Germany — 5.1%
adidas AG	91,310	$34,073,019
Infineon Technologies AG	316,027	12,711,635
		$46,784,654
Hong Kong — 2.6%
AIA Group, Ltd.	1,917,093	$23,782,641
		$23,782,641
India — 1.9%
HDFC Bank, Ltd.(1)	860,191	$17,363,570
		$17,363,570
Ireland — 8.3%
CRH PLC	489,482	$24,753,748
DCC PLC	233,739	19,146,659
Kerry Group PLC, Class A	124,144	17,356,643
Kingspan Group PLC	152,774	14,439,163
		$75,696,213
Japan — 13.9%
Kao Corp.(2)	297,541	$18,346,400
Keyence Corp.	29,867	15,041,712
Olympus Corp.	799,700	15,906,769
ORIX Corp.	1,056,500	17,856,537
Pan Pacific International Holdings Corp.(2)	585,900	12,183,775
Recruit Holdings Co., Ltd.	328,807	16,124,289
Security	Shares	Value
Japan (continued)
SMC Corp.	23,200	$ 13,724,994
Yamaha Corp.	306,600	16,644,524
		$125,829,000
Netherlands — 3.0%
ASML Holding NV	39,007	$ 26,927,284
		$ 26,927,284
New Zealand — 1.3%
Fisher & Paykel Healthcare Corp., Ltd.	546,127	$ 11,880,668
		$11,880,668
Norway — 2.4%
DNB ASA	991,283	$21,604,228
		$21,604,228
Singapore — 2.0%
DBS Group Holdings, Ltd.	816,528	$18,165,543
		$18,165,543
South Africa — 0.8%
Naspers, Ltd., Class N	34,292	$7,230,361
		$7,230,361
Spain — 5.0%
Amadeus IT Group S.A.(1)	294,306	$20,747,574
Iberdrola S.A.	2,000,151	24,391,152
		$45,138,726
Sweden — 4.9%
Assa Abloy AB, Class B	494,174	$14,898,313
Indutrade AB	439,464	11,250,504
Svenska Handelsbanken AB, Class A	1,650,772	18,633,822
		$44,782,639
Switzerland — 8.5%
Lonza Group AG	30,055	$21,307,687
Nestle S.A.	367,313	45,784,484
Straumann Holding AG	6,551	10,449,132
		$77,541,303
Taiwan — 1.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	107,230	$12,884,757
		$12,884,757
United Kingdom — 16.1%
Abcam PLC(1)	591,030	$11,302,295
AstraZeneca PLC	224,516	26,974,279
Compass Group PLC(1)	923,586	19,458,027

Calvert
International Equity Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Halma PLC	420,236	$ 15,655,988
London Stock Exchange Group PLC	195,041	21,554,060
RELX PLC	813,176	21,562,742
Unilever PLC	504,060	29,454,012
		$145,961,403
Total Common Stocks (identified cost $729,458,108)		$901,886,028

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(3)(4)	$880	$ 862,418
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22(4)(5)	220	208,344
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22(4)(5)	283	256,070
Total High Social Impact Investments (identified cost $1,383,000)		$ 1,326,832

Preferred Stocks — 0.0%(6)

Security	Shares	Value
Venture Capital — 0.0%(6)
Bioceptive, Inc.:
Series A(1)(4)(7)	582,574	$ 0
Series B(1)(4)(7)	40,523	0
FINAE, Series D(1)(4)(7)	2,597,442	108,151
Total Preferred Stocks (identified cost $491,304)		$ 108,151

Venture Capital Limited Partnership Interests — 0.2%

Security	Value
Africa Renewable Energy Fund L.P.(1)(4)(7)	$ 1,162,662
Blackstone Clean Technology Partners L.P.(1)(4)(7)	0
Emerald Sustainability Fund I L.P.(1)(4)(7)	55,891
gNet Defta Development Holding LLC(1)(3)(4)(7)	234,123
SEAF India International Growth Fund L.P.(1)(4)(7)	3,027
Total Venture Capital Limited Partnership Interests (identified cost $2,045,663)	$ 1,455,703

Short-Term Investments — 1.7%

Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(8)	15,372,241	$ 15,372,241
Total Short-Term Investments (identified cost $15,372,241)		$ 15,372,241

Total Investments — 101.3% (identified cost $748,750,316)	$920,148,955
Other Assets, Less Liabilities — (1.3)%	$(11,819,074)
Net Assets — 100.0%	$908,329,881

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2021. The aggregate market value of securities on loan at June 30, 2021 was $13,460,723 and the total market value of the collateral received by the Fund was $14,210,002, comprised of U.S. government and/or agencies securities.
(3)	May be deemed to be an affiliated company.
(4)	Restricted security. Total market value of restricted securities amounts to $2,890,686, which represents 0.3% of the net assets of the Fund as of June 30, 2021.
(5)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at June 30, 2021.
(6)	Amount is less than 0.05%.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(8)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2021.

Calvert
International Equity Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

At June 30, 2021, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	19.6%
Health Care	19.0
Financials	17.3
Information Technology	13.4
Consumer Discretionary	12.4
Consumer Staples	12.2
Materials	2.7
Utilities	2.7
Venture Capital	0.2
High Social Impact Investments	0.1
Total	99.6%
Restricted Securities
Description	Acquisition Dates	Cost
Africa Renewable Energy Fund L.P.	4/17/14-5/13/19	$986,557
Bioceptive, Inc., Series A	10/26/12-12/18/13	252,445
Bioceptive, Inc., Series B	1/7/16	16,250
Blackstone Clean Technology Partners L.P.	7/29/10-6/25/15	62,975
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	880,000
Emerald Sustainability Fund I L.P.	7/19/01-5/17/11	393,935
FINAE, Series D	2/28/11-11/16/15	222,609
gNet Defta Development Holding LLC	8/30/05	400,000
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22	11/13/15	220,000
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22	11/13/15	283,000
SEAF India International Growth Fund L.P.	3/22/05-5/24/10	202,196

Abbreviations:
ADR	– American Depositary Receipt
At June 30, 2021, the value of the Fund's investment in affiliated companies and funds was $16,468,782, which represents 1.8% of the Fund's net assets. Transactions in affiliated companies and funds by the Fund for the fiscal year to date ended June 30, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	$ 875,888	$ —	$ (880,352)	$ —	$ 4,464	$ —	$ 2,751	$ —
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	—	880,000	—	—	(17,582)	862,418	7,187	880,000
Venture Capital Limited Partnership Interests
gNet Defta Development Holding LLC(1)(2)(3)	240,155	—	—	—	(6,032)	234,123	—	—

Calvert
International Equity Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$ 2,460,073	$223,248,595	$(210,336,418)	$ (210)	$ 201	$15,372,241	$ 4,079	15,372,241
Totals				$ (210)	$(18,949)	$16,468,782	$14,017

(1)	Restricted security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(3)	Non-income producing security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks
Australia	$ —	$22,020,750	$ —	$22,020,750
Belgium	—	18,629,262	—	18,629,262
Denmark	—	25,941,633	—	25,941,633
France	—	133,721,393	—	133,721,393
Germany	—	46,784,654	—	46,784,654
Hong Kong	—	23,782,641	—	23,782,641
India	—	17,363,570	—	17,363,570
Ireland	—	75,696,213	—	75,696,213
Japan	—	125,829,000	—	125,829,000
Netherlands	—	26,927,284	—	26,927,284
New Zealand	—	11,880,668	—	11,880,668
Norway	—	21,604,228	—	21,604,228
Singapore	—	18,165,543	—	18,165,543
South Africa	—	7,230,361	—	7,230,361
Spain	—	45,138,726	—	45,138,726
Sweden	—	44,782,639	—	44,782,639
Switzerland	—	77,541,303	—	77,541,303
Taiwan	12,884,757	—	—	12,884,757
United Kingdom	—	145,961,403	—	145,961,403
Total Common Stocks	$12,884,757	$889,001,271(2)	$ —	$901,886,028
High Social Impact Investments	$ —	$1,326,832	$ —	$1,326,832
Preferred Stocks - Venture Capital	—	—	108,151	108,151
Venture Capital Limited Partnership Interests	—	—	1,455,703	1,455,703

Calvert
International Equity Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3(1)	Total
Short-Term Investments	$ —	$15,372,241	$ —	$15,372,241
Total Investments	$12,884,757	$905,700,344	$1,563,854	$920,148,955

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2021 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.